Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 498,000	$ 335,000	$ 282,000
Weighted average cost of capital and revenue growth (in percent)	11.50%
Impairment charge	$ 935,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from construction in progress	0	0
Cost | Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from construction in progress	$ (1,496,000)	$ (2,602,000)